Exhibit 99.1
HSBC Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on June 30, 2009:

o	The receivables in the Trust Portfolio included $4,745,440,321.22 of Principal Receivables (reduced for discount option receivables) and $385,513,783.43 of Finance Charge and Administrative Receivables
(including discount option receivables).

o	The accounts designated for the Trust Portfolio had an average gross receivables balance of $3,249.58
($4,103.31 excluding zero balance accounts) and an average credit limit of $8,609.73 ($8,942.88 excluding zero balance accounts).

o	The percentage of the average gross receivables balance to the average credit limit was 37.74% (45.88%
excluding zero balance accounts). The principal weighted average age of the accounts was approximately
112.23 months.

As of the close of business on June 30, 2009:

o	11.86% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

o	25.10% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on June
30, 2009. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio June 30, 2009

Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Credit Balance	33,088	2.10%	-$1,501,255.77	-0.03%
No Balance	328,515	20.81%	0.00	0.00%
$0.01 to $5,000.00	829,017	52.50%	1,378,540,975.80	26.87%
$5,000.01 to $10,000.00	241,549	15.30%	1,733,045,072.36	33.78%
$10,000.01 to $15,000.00	103,509	6.56%	1,259,133,757.83	24.54%
$15,000.01 to $20,000.00	37,513	2.38%	639,883,717.80	12.47%
$20,000.01 or More	5,766	0.37%	121,851,836.63	2.37%
Total	1,578,957	100.00%	$5,130,954,104.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio June 30, 2009

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $5,000.00	495,396	31.37%	$648,701,946.20	12.64%
$5,000.01 to $10,000.00	492,446	31.19%	1,336,956,491.18	26.06%
$10,000.01 to $15,000.00	406,345	25.74%	1,635,960,584.83	31.88%
$15,000.01 to $20,000.00	152,008	9.63%	1,129,139,029.43	22.01%
$20,000.01 or More	32,762	2.07%	380,196,053.01	7.41%
Total	1,578,957	100.00%	$5,130,954,104.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio June 30, 2009

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	1,533,165	97.10%	$4,796,925,325.56	93.49%
30 to 59 days	13,787	0.87%	92,451,742.79	1.80%
60 to 89 days	9,744	0.62%	69,738,312.88	1.36%
90 to 119 days	10,157	0.64%	76,422,712.93	1.49%
120 to 149 days	5,738	0.36%	44,751,599.54	0.87%
150 to 179 days	6,366	0.40%	50,664,410.95	0.99%
180 or more days	0	0.00%	0.00	0.00%
Total	1,578,957	100.00%	$5,130,954,104.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio June 30, 2009

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	6,237	0.40%	$13,425,800.95	0.26%
Over 6 months to 12 months	53,288	3.37%	130,359,518.09	2.54%
Over 12 months to 24 months	90,930	5.76%	236,833,383.13	4.62%
Over 24 months to 36 months	110,025	6.97%	288,226,126.87	5.62%
Over 36 months to 48 months	99,191	6.28%	317,011,319.72	6.18%
Over 48 months to 60 months	128,638	8.15%	427,891,663.26	8.34%
Over 60 months to 120 months	507,551	32.14%	1,940,449,103.20	37.82%
Over 120 months	583,097	36.93%	1,776,757,189.43	34.63%
Total	1,578,957	100.00%	$5,130,954,104.65	100.00%

HSBC Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio June 30, 2009

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	201,013	12.73%	$700,060,406.70	13.64%
New York	222,883	14.12%	685,021,902.31	13.35%
Pennsylvania	110,356	6.99%	340,724,526.63	6.64%
Illinois	94,758	6.00%	312,575,321.64	6.09%
Ohio	85,084	5.39%	280,711,808.81	5.47%
Michigan	74,655	4.73%	272,876,985.60	5.32%
New Jersey	72,434	4.59%	222,176,587.17	4.33%
Texas	47,841	3.03%	160,848,356.52	3.13%
Florida	49,642	3.14%	152,352,021.46	2.97%
Wisconsin	47,683	3.02%	150,559,027.80	2.93%
Indiana	39,942	2.53%	135,134,131.88	2.63%
Massachusetts	43,214	2.74%	132,634,459.60	2.58%
Minnesota	36,384	2.30%	115,235,436.42	2.25%
Washington	33,643	2.13%	114,118,349.32	2.22%
Missouri	35,951	2.28%	112,978,945.96	2.20%
All Other	383,474	24.29%	1,242,945,836.83	24.22%
Total	1,578,957	100.00%	$5,130,954,104.65	100.00%

The following table sets forth FICO scores for a random sample of accounts (excluding zero balance accounts and credit balance accounts), the receivables of which are included in the Trust Portfolio as of close of business

June 30, 2009. The FICO scores set forth below were generated using Equifax Pinnacle v1.0 FICO scores.

These scores may change over time, depending on customer behavior and changes in credit scoring technology.

Because the composition of the Trust Portfolio may change over time, there can be no assurance that the FICO score distribution for the Trust Portfolio in the future periods will be similar to the information set forth below. The subservicer does not use these FICO scores as a basis to determine the credit limit, or any continuing management thereof, or other of any of the accounts, the receivables of which are included in the Trust Portfolio. As such, FICO scores should not be relied upon as a predictor of the performance of the receivables in the Trust Portfolio.

HSBC Credit Card Master Note Trust (USA) I Composition by FICO Score Trust Portfolio June 30, 2009
FICO Score	Receivables	Percentage of Total Receivables
No Score	$11,103,231.31	0.66%
Less Than 600	200,408,307.48	11.90%
600 to 659	254,770,458.09	15.12%
660 to 719	486,410,616.68	28.87%
720 and Above	731,911,235.20	43.45%
Total	$1,684,603,848.76	100.00%